Preferred shares and share capital (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Preferred Shares Outstanding
As at December 31, 2023, the Company had the following preferred shares outstanding:

	Shares				Liquidation preference
			Dividend rate per annum	Redemption by Company permitted on or after(1)	December 31, 2023	December 31, 2022
Series	Authorized	Issued
D	20,000,000	5,093,728	7.95%	January 30, 2018	$127.3	$127.3
H	15,000,000	9,025,105	7.875%	August 11, 2021	225.6	225.6
I(3)	—	—	8.00%	October 30, 2023	—	150.0
J(2)	12,000,000	12,000,000	7.00%	June 11, 2021	300.0	300.0
(1)Redeemable by the Company, in whole or in part, at a redemption price of $25.00 per share plus unpaid dividends. The preferred shares are not convertible into common shares and are not redeemable by the holder.
(2)Dividends will be payable on the Series J Cumulative Redeemable Preferred Shares at a rate of 7.0% for the first five years after the issue date, with 1.5% increases annually thereafter to a maximum of 11.5%.
(3)On October 30, 2023, the Company redeemed all of its outstanding 8.0% Series I Cumulative Redeemable Preferred Shares for $150,000,000 cash.